Income Taxes (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2009 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Subsidiaries and VIEs in PRC [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%					25.00%
Tax loss carry forwards	$ 84,600,000	$ 73,800,000
Limited period for tax loss carry forwards	5 years
Valuation allowance				24,303,518	22,836,709	19,122,901	8,309,621
Liabilities for unrecognized tax benefits	$ 0	$ 0
Withholding income tax rate on dividends arising from profits of foreign invested enterprises under PRC EIT Law	10.00%